PRE-OPENING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
PRE-OPENING EXPENSES
Schedule of pre-opening expenses incurred during the hotel pre-opening period

	Years Ended December 31,
	2016	2017	2018
Rents	67	192	221
Personnel costs	2	6	18
Others	3	8	16
Total	72	206	255